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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_] Amendment Number : ----------------------------

   This Amendment (Check only one.):         [_] is a restatement
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:    154,681
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                        VOTING AUTHORITY
                                                                                                       -------------------
                           TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER              CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------          --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BEAR STEARNS COS INC         COM        073902108   1,240   14,047   SH               SOLE              14,047   0     0
BLACKSTONE GROUP L P     COM UNIT LTD   09253U108   1,984   89,633   SH               SOLE              89,633   0     0
CITIGROUP INC                COM        172967101   2,093   71,089   SH               SOLE              71,089   0     0
FORD MTR CO DEL         COM PAR $0.01   345370860     746  110,902   SH               SOLE             110,902   0     0
ISHARES INC              MSCI GERMAN    464286806   9,082  256,275   SH               SOLE             256,275   0     0
ISHARES INC               MSCI JAPAN    464286848   4,781  359,770   SH               SOLE             359,770   0     0
ISHARES TR              MSCI EAFE IDX   464287465  35,918  457,548   SH               SOLE             457,548   0     0
ISHARES TR               RUSSELL 3000   464287689   8,721  103,330   SH               SOLE             103,330   0     0
ISHARES TR              RUSSELL MCP GR  464287481   1,020    8,954   SH               SOLE               8,954   0     0
ISHARES TR                S&P500 GRW    464287309   8,193  117,326   SH               SOLE             117,326   0     0
MERRILL LYNCH & CO INC       COM        590188108   1,750   32,608   SH               SOLE              32,608   0     0
POWERSHARES QQQ TRUST     UNIT SER 1    73935A104  24,946  487,039   SH               SOLE             487,039   0     0
SPDR TR                   UNIT SER 1    78462F103  50,127  342,845   SH               SOLE             342,845   0     0
WAL MART STORES INC          COM        931142103   4,080   85,836   SH               SOLE              85,836   0     0